Properties, furniture, equipment and lease-hold improvements - Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Properties, furniture, equipment and lease-hold improvements - Net

Note 6 - Property, furniture, equipment and lease-hold improvements - Net:

The reconciliation between values of property, furniture, equipment and lease-hold improvements at beginning and end of period is as shown below.

	Buildings		Land		Transportation Equipment cars		Transportation equipment trucks		Furniture and equipment		Store equipment		Store shelving equipment		Lease-hold improvements		Computer equipment		Storage equipment		Molds		Total
September 30, 2024
Initial balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300
Acquisitions		—		—		—		71,285		12,989		353,677		155,327		1,079,796		39,127		1,481		—		1,713,682
Disposals		—		—		(417)		(1,439)		—		—		—		—		—		—		—		(1,856)
Depreciation		(51)		—		(7,386)		(49,104)		(7,321)		(99,173)		(26,029)		(229,203)		(46,874)		(3,844)		—		(468,985)
Final balance	Ps.	134	Ps.	871	Ps.	7,340	Ps.	451,971	Ps.	62,799	Ps.	1,159,035	Ps.	701,629	Ps.	3,319,168	Ps.	112,919	Ps.	33,275	Ps.	—	Ps.	5,849,141
September 30, 2024
Cost	Ps.	1,481	Ps.	871	Ps.	89,289	Ps.	667,819	Ps.	115,904	Ps.	1,610,701	Ps.	862,222	Ps.	4,256,381	Ps.	390,046	Ps.	57,662	Ps.	3,580	Ps.	8,055,956
Accumulated depreciation		(1,347)		—		(81,949)		(215,848)		(44,370)		(447,092)		(160,593)		(937,213)		(274,082)		(24,387)		(3,580)		(2,190,461)
Impairment		—		—		—		—		(8,735)		(4,574)		—		—		(3,045)		—		—		(16,354)
Final balance	Ps.	134	Ps.	871	Ps.	7,340	Ps.	451,971	Ps.	62,799	Ps.	1,159,035	Ps.	701,629	Ps.	3,319,168	Ps.	112,919	Ps.	33,275	Ps.	—	Ps.	5,849,141
December 31, 2023
Initial balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	313,219	Ps.	44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204
Acquisitions		—		—		6,321		172,364		29,110		435,466		149,192		1,097,423		80,218		6,609		—		1,976,703
Disposals		—		—		(123)		(3,402)		—		(7)		(42)		—		—		(202)		—		(3,776)
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Depreciation		(74)		—		(11,497)		(50,952)		(7,480)		(93,469)		(30,427)		(236,090)		(53,630)		(4,790)		—		(488,409)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300
December 31, 2023
Cost	Ps.	1,481	Ps.	871	Ps.	98,761	Ps.	599,230	Ps.	103,320	Ps.	1,257,024	Ps.	706,895	Ps.	3,202,654	Ps.	350,920	Ps.	56,181	Ps.	3,580	Ps.	6,380,917
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Accumulated depreciation		(1,296)		—		(83,618)		(168,001)		(37,455)		(347,919)		(134,564)		(708,010)		(227,209)		(20,543)		(3,580)		(1,732,195)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300

The depreciation of property, furniture, equipment and lease-hold improvements for the nine-month periods ended September 30, 2024 and 2023 amounted to Ps. 468,985 and Ps. 334,184, respectively; the depreciation of property, furniture, equipment and lease-hold improvements recognized in cost of sales for the nine-month periods ended September 30, 2024 and 2023 amounted to Ps. 91,011 and Ps. 66,244, respectively; and the depreciation of property, furniture, equipment and lease-hold improvements recognized in sales and administrative expenses for the nine-month periods ended September 30, 2024 and 2023 amounted to Ps. 377,974 and Ps. 267,940, respectively. In addition, as of December 31, 2023, the Company impaired property damage from Hurricane Otis by Ps.42,422 (See Note 1), which was recognized in the statement of profit or loss as other expenses.

Note 9 - Properties, furniture, equipment and lease-hold improvements – Net

The reconciliation between values of properties, furniture, equipment and lease-hold improvements at beginning and end of period is as shown below:

		Buildings		Land		Transportation equipment cars		Transportation equipment trucks		Furniture and equipment		Store equipment		Store shelving equipment		Lease-hold improvements		Computer equipment		Storage equipment		Molds		Total
December 31, 2023
Initial balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	313,219	Ps.	44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204
Acquisitions		—		—		6,321		172,364		29,110		435,466		149,192		1,097,423		80,218		6,609		—		1,976,703
Advance payments		—		—		—		—		—		—		—		—		—		—		—		—
Disposals		—		—		(123)		(3,402)		—		(7)		(42)		—		—		(202)		—		(3,776)
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Depreciation		(74)		—		(11,497)		(50,952)		(7,480)		(93,469)		(30,427)		(236,090)		(53,630)		(4,790)		—		(488,409)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300

December 31, 2023
Cost		1,481		871		98,761		599,230		103,320		1,257,024		706,895		3,202,654		350,920		56,181		3,580		6,380,917
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		—		(42,422)
Accumulated depreciation		(1,296)		—		(83,618)		(168,001)		(37,455)		(347,919)		(134,564)		(708,010)		(227,209)		(20,543)		(3,580)		(1,732,195)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	—	Ps.	4,606,300

December 31, 2022
Initial balance	Ps.	333	Ps.	871	Ps.	33,174	Ps.	190,328	Ps.	28,061	Ps.	343,656	Ps.	280,758	Ps.	937,689	Ps.	65,417	Ps.	20,291	Ps.	7	Ps.	1,900,585
Acquisitions		—		—		954		156,449		21,319		283,728		194,928		817,901		71,290		17,439		—		1,564,008
Advance payments		—		—		—		—		—		—		—		—		—		—		—		—
Disposals		—		—		—		(1,618)		—		(23)		(973)		—		—		(32)		—		(2,646)
Depreciation		(74)		—		(13,686)		(31,940)		(5,145)		(60,246)		(21,105)		(122,279)		(39,584)		(3,677)		(7)		(297,743)
Final balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	.313,219	Ps.	44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204

December 31, 2022
Cost		1,481		871		96,279		432,190		74,210		824,757		557,802		2,107,621		270,702		50,344		3,580		4,419,837
Accumulated depreciation		(1,222)		—		(75,837)		(118,971)		(29,975)		(257,642)		(104,194)		(474,310)		(173,579)		(16,323)		(3,580)		(1,255,633)
Final balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	313,219	Ps.	.44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	—	Ps.	3,164,204

The depreciation of properties, furniture, equipment and lease-hold improvements amounted to Ps.488,409, Ps.297,743 and Ps.212,829 for the years ended December 31, 2023, 2022 and 2021, respectively, and Ps.94,121, Ps.50,883 and Ps.34,008 was recognized in cost of sales and Ps.394,288, Ps.246,860 and Ps.178,821 in sales expenses, respectively, for such years. In addition, the Company recognized an impairment loss of Ps.42,422 due to property damage from Hurricane Otis (see Note 1), which was recognized in the statement of profit or loss as other expenses.